Deferred Tax - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Changes In Deferred Tax Assets and Liabilities [Line Items]
Deferred tax carry forward period	5 years	5 years
Hong Kong
Reconciliation Of Changes In Deferred Tax Assets and Liabilities [Line Items]
Tax losses	$ 1,900,000	$ 38,000
China
Reconciliation Of Changes In Deferred Tax Assets and Liabilities [Line Items]
Tax losses	$ 90,900,000	91,800,000
Withholding tax percentage	10.00%
Income tax rate	10.00%
China | Subsidiaries
Reconciliation Of Changes In Deferred Tax Assets and Liabilities [Line Items]
Reserves/(deficits)	$ 0	0
Ireland
Reconciliation Of Changes In Deferred Tax Assets and Liabilities [Line Items]
Tax losses	$ 118,600,000	$ 82,900,000
Deferred tax carry back period	1 year	1 year
United States of America
Reconciliation Of Changes In Deferred Tax Assets and Liabilities [Line Items]
Tax losses	$ 149,900,000	$ 226,600,000
Withholding tax percentage	30.00%
Income tax rate	5.00%
United States of America | Subsidiaries
Reconciliation Of Changes In Deferred Tax Assets and Liabilities [Line Items]
Reserves/(deficits)	$ 0	$ 0